Selected Statements of Operations Data (Details) - Schedule of Research and Development Expenses, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses, Net [Abstract]
Total costs	$ 69,993	$ 64,753	$ 61,924
Less - capitalized software development costs	(6,518)	(6,097)	(7,911)
Research and development expenses, net	$ 63,475	$ 58,656	$ 54,013